Taxation - Expected expiration of tax losses (Details) - USD ($) $ in Millions	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 77,461		$ 74,680
Australia
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised		$ 49,893		$ 46,220
Less than one year
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	375		1,496
Between 1 and 5 years
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,318		1,475
5 years and later
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 75,768		$ 71,709